Schedule of Investments(a)
November 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–99.79%
Aerospace & Defense–0.55%
Teledyne Technologies, Inc.(b)	73,876	$27,920,695
Application Software–9.24%
Adobe, Inc.(b)	74,257	35,529,747
Paylocity Holding Corp.(b)	63,250	12,434,950
RealPage, Inc.(b)	792,546	54,677,748
RingCentral, Inc., Class A(b)	221,657	65,843,212
salesforce.com, inc.(b)	437,701	107,586,906
Splunk, Inc.(b)	271,411	55,416,698
Trade Desk, Inc. (The), Class A(b)	127,556	114,936,885
Unity Software, Inc.(b)	132,687	20,165,770
		466,591,916
Asset Management & Custody Banks–3.03%
Apollo Global Management, Inc.	992,948	43,312,392
Ares Management Corp., Class A	893,434	40,249,201
KKR & Co., Inc., Class A	1,833,429	69,541,962
		153,103,555
Automotive Retail–0.38%
CarMax, Inc.(b)	204,013	19,071,135
Biotechnology–2.04%
Alnylam Pharmaceuticals, Inc.(b)	190,163	24,704,075
Argenx SE, ADR (Netherlands)(b)	75,732	21,721,452
BeiGene Ltd., ADR (China)(b)	112,723	28,822,144
BioNTech SE, ADR (Germany)(b)	45,980	5,712,555
Ionis Pharmaceuticals, Inc.(b)	150,900	7,624,977
Moderna, Inc.(b)	40,085	6,122,583
Sarepta Therapeutics, Inc.(b)	22,179	3,124,134
uniQure N.V. (Netherlands)(b)	102,343	4,920,652
		102,752,572
Cable & Satellite–0.76%
Altice USA, Inc., Class A(b)	1,130,111	38,333,365
Construction Machinery & Heavy Trucks–0.05%
Nikola Corp.(b)	126,413	2,580,089
Consumer Electronics–1.44%
Sony Corp. (Japan)	780,300	72,557,974
Copper–0.88%
Freeport-McMoRan, Inc.	1,901,700	44,480,763
Data Processing & Outsourced Services–7.93%
Fidelity National Information Services, Inc.	109,880	16,307,291
Mastercard, Inc., Class A	465,137	156,523,252
PayPal Holdings, Inc.(b)	601,359	128,762,989
Visa, Inc., Class A	306,406	64,452,502
WEX, Inc.(b)	196,290	34,005,280
		400,051,314
Diversified Support Services–0.58%
Cintas Corp.	81,758	29,048,617
Shares		Value
Environmental & Facilities Services–0.81%
Clean Harbors, Inc.(b)	255,004	$18,454,640
GFL Environmental, Inc. (Canada)	818,019	22,192,855
		40,647,495
Food Distributors–1.07%
Sysco Corp.	756,013	53,896,167
Health Care Distributors–0.17%
Henry Schein, Inc.(b)	134,452	8,646,608
Health Care Equipment–3.24%
Danaher Corp.	85,116	19,119,607
DexCom, Inc.(b)	65,948	21,082,257
Intuitive Surgical, Inc.(b)	64,013	46,476,639
Teleflex, Inc.	87,430	33,463,832
Zimmer Biomet Holdings, Inc.	291,577	43,479,962
		163,622,297
Health Care Services–0.63%
LHC Group, Inc.(b)	161,287	31,663,864
Health Care Supplies–0.27%
West Pharmaceutical Services, Inc.	50,335	13,850,179
Health Care Technology–0.37%
GoodRx Holdings, Inc., Class A(b)	469,823	17,712,327
Teladoc Health, Inc.(b)	4,882	970,395
		18,682,722
Home Improvement Retail–2.99%
Lowe’s Cos., Inc.	968,220	150,868,040
Hotels, Resorts & Cruise Lines–1.24%
Marriott Vacations Worldwide Corp.	159,630	20,325,688
Wyndham Destinations, Inc.	998,322	41,989,423
		62,315,111
Industrial Conglomerates–0.40%
Roper Technologies, Inc.	47,674	20,356,798
Industrial Gases–0.16%
Linde PLC (United Kingdom)	30,847	7,909,788
Industrial Machinery–0.20%
Chart Industries, Inc.(b)	99,000	10,232,640
Interactive Home Entertainment–6.83%
Activision Blizzard, Inc.	1,424,302	113,203,523
Electronic Arts, Inc.	485,819	62,063,377
Nintendo Co. Ltd. (Japan)	187,700	106,626,013
Take-Two Interactive Software, Inc.(b)	347,652	62,754,663
		344,647,576
Interactive Media & Services–11.14%
Alphabet, Inc., Class C(b)	149,513	263,253,520
Facebook, Inc., Class A(b)	967,586	267,992,294
ZoomInfo Technologies, Inc., Class A(b)	602,218	30,863,673
		562,109,487

See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Shares		Value
Internet & Direct Marketing Retail–14.57%
Alibaba Group Holding Ltd., ADR (China)(b)	605,808	$159,545,595
Amazon.com, Inc.(b)	167,157	529,560,062
Booking Holdings, Inc.(b)	22,865	46,380,509
		735,486,166
Leisure Facilities–0.20%
Cedar Fair L.P.	269,795	10,260,304
Life & Health Insurance–0.93%
Athene Holding Ltd., Class A(b)	1,056,147	46,840,119
Life Sciences Tools & Services–1.73%
10X Genomics, Inc., Class A(b)	127,437	19,511,879
Avantor, Inc.(b)	2,493,419	68,020,470
		87,532,349
Managed Health Care–1.23%
Humana, Inc.	103,054	41,275,188
UnitedHealth Group, Inc.	61,163	20,571,564
		61,846,752
Movies & Entertainment–0.88%
IMAX Corp.(b)	673,717	9,991,223
Netflix, Inc.(b)	70,425	34,557,548
		44,548,771
Oil & Gas Exploration & Production–0.39%
Apache Corp.	1,538,820	19,835,390
Oil & Gas Refining & Marketing–0.13%
Renewable Energy Group, Inc.(b)	108,371	6,294,188
Packaged Foods & Meats–1.70%
Conagra Brands, Inc.	486,230	17,776,569
Nomad Foods Ltd. (United Kingdom)(b)	633,160	15,290,814
Tyson Foods, Inc., Class A	811,357	52,900,476
		85,967,859
Pharmaceuticals–0.69%
Reata Pharmaceuticals, Inc., Class A(b)	220,375	33,662,281
Zoetis, Inc.	5,965	956,667
		34,618,948
Railroads–0.86%
Kansas City Southern	160,086	29,803,210
Union Pacific Corp.	66,683	13,608,667
		43,411,877
Regional Banks–0.25%
SVB Financial Group(b)	36,477	12,579,458
Research & Consulting Services–0.53%
CoStar Group, Inc.(b)	29,360	26,734,335
Shares		Value
Restaurants–0.36%
Restaurant Brands International, Inc. (Canada)	320,761	$18,270,547
Semiconductor Equipment–2.27%
Applied Materials, Inc.	1,055,809	87,083,126
ASML Holding N.V., New York Shares (Netherlands)	63,297	27,706,996
		114,790,122
Semiconductors–4.78%
NVIDIA Corp.	127,383	68,284,931
QUALCOMM, Inc.	750,590	110,464,330
Semtech Corp.(b)	929,485	62,712,353
		241,461,614
Specialty Chemicals–0.14%
Sherwin-Williams Co. (The)	9,547	7,137,624
Systems Software–7.32%
Microsoft Corp.	1,076,247	230,392,195
Palo Alto Networks, Inc.(b)	247,149	72,642,034
ServiceNow, Inc.(b)	124,401	66,498,555
		369,532,784
Technology Hardware, Storage & Peripherals–2.59%
Apple, Inc.	1,099,949	130,948,928
Trading Companies & Distributors–0.91%
Fastenal Co.	374,898	18,538,706
United Rentals, Inc.(b)	120,532	27,358,354
		45,897,060
Trucking–0.93%
Knight-Swift Transportation Holdings, Inc.	229,245	9,465,526
Lyft, Inc., Class A(b)	650,490	24,829,203
Uber Technologies, Inc.(b)	255,122	12,669,359
		46,964,088
Total Common Stocks & Other Equity Interests (Cost $2,682,067,744)		5,036,900,050
Money Market Funds–0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d)	1,496,268	1,496,268
Invesco Liquid Assets Portfolio, Institutional Class, 0.07%(c)(d)	1,068,307	1,068,735
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(d)	1,710,020	1,710,020
Total Money Market Funds (Cost $4,275,023)		4,275,023
TOTAL INVESTMENTS IN SECURITIES–99.88% (Cost $2,686,342,767)		5,041,175,073
OTHER ASSETS LESS LIABILITIES—0.12%		6,145,165
NET ASSETS–100.00%		$5,047,320,238
Investment Abbreviations:
ADR	– American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$26,238,656	$(24,742,388)	$-	$-	$1,496,268	$100
Invesco Liquid Assets Portfolio, Institutional Class	-	18,741,898	(17,672,986)	-	(177)	1,068,735	218
Invesco Treasury Portfolio, Institutional Class	-	29,987,035	(28,277,015)	-	-	1,710,020	51
Total	$-	$74,967,589	$(70,692,389)	$-	$(177)	$4,275,023	$369

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$4,857,716,063	$179,183,987	$—	$5,036,900,050
Money Market Funds	4,275,023	—	—	4,275,023
Total Investments	$4,861,991,086	$179,183,987	$—	$5,041,175,073
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
On September 25, 2020, the Board of Trustees of the Trust, approved a change in the Fund’s sub-classification under the Investment Company Act of 1940 from “diversified” to “non-diversified” and the elimination of a related fundamental investment restriction (the “Proposal”). The Proposal requires approval by the shareholders of the Fund and was submitted to shareholders at a special meeting held on January 22, 2021.
Invesco Capital Appreciation Fund